iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited)
January 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  32 .0%
Bank of America Corp. ..................... 2,730,507 $ 96,878,388
Bank of Hawaii Corp. ...................... 19,257 1,472,968
Bank OZK ............................. 54,372 2,483,169
BOK Financial Corp. ....................... 14,138 1,420,869
Citigroup, Inc. ........................... 941,422 49,161,057
Citizens Financial Group, Inc. ................ 236,958 10,265,021
Comerica, Inc. ........................... 63,745 4,673,146
Commerce Bancshares, Inc. ................. 55,228 3,675,976
Cullen/Frost Bankers, Inc. ................... 28,488 3,711,417
East West Bancorp, Inc. .................... 68,977 5,416,074
Fifth Third Bancorp ....................... 331,234 12,020,482
First Citizens BancShares, Inc. , Class A
(a)
........ 5,345 4,156,700
First Hawaiian, Inc. ....................... 62,187 1,706,411
First Horizon Corp. ........................ 256,861 6,352,173
First Republic Bank ....................... 88,346 12,446,184
FNB Corp. ............................. 169,709 2,421,747
Huntington Bancshares, Inc. ................. 697,861 10,586,551
JPMorgan Chase & Co. .................... 1,394,261 195,140,770
KeyCorp ............................... 450,979 8,654,287
M&T Bank Corp. ......................... 83,534 13,031,304
PacWest Bancorp ........................ 56,622 1,566,165
Pinnacle Financial Partners, Inc. ............... 36,422 2,867,504
PNC Financial Services Group, Inc. (The) ........ 195,772 32,386,562
Popular, Inc. ............................ 34,639 2,377,621
Prosperity Bancshares, Inc. .................. 42,550 3,227,843
Regions Financial Corp. .................... 453,591 10,677,532
Signature Bank .......................... 30,150 3,887,842
SVB Financial Group
(b)
..................... 28,525 8,627,101
Synovus Financial Corp. .................... 69,975 2,935,451
Truist Financial Corp. ...................... 646,454 31,928,363
U.S. Bancorp ........................... 652,570 32,497,986
Umpqua Holdings Corp. .................... 105,119 1,913,166
Webster Financial Corp. .................... 84,376 4,442,396
Wells Fargo & Co. ........................ 1,802,256 84,471,739
Western Alliance Bancorp ................... 51,374 3,872,058
Wintrust Financial Corp. .................... 29,123 2,663,881
Zions Bancorp NA ........................ 71,526 3,802,322
679,820,226
a
Capital Markets  —  29 .5%
Affiliated Managers Group, Inc. ............... 18,205 3,144,732
Ameriprise Financial, Inc. ................... 51,652 18,084,398
Ares Management Corp. , Class A .............. 74,460 6,179,435
Bank of New York Mellon Corp. (The) ........... 356,950 18,050,961
BlackRock, Inc.
(c)
......................... 72,977 55,404,868
Blackstone, Inc. , NVS ...................... 340,362 32,661,137
Blue Owl Capital, Inc. , Class A ................ 202,121 2,542,682
Carlyle Group, Inc. (The) .................... 100,601 3,618,618
Cboe Global Markets, Inc. ................... 51,975 6,386,688
Charles Schwab Corp. (The) ................. 739,222 57,230,567
CME Group, Inc. , Class A ................... 174,402 30,809,857
Coinbase Global, Inc. , Class A
(a) (b)
.............. 77,593 4,537,639
Evercore, Inc. , Class A ..................... 17,736 2,302,310
FactSet Research Systems, Inc. ............... 18,421 7,790,978
Franklin Resources, Inc. .................... 139,298 4,346,098
Goldman Sachs Group, Inc. (The) ............. 159,513 58,351,450
Interactive Brokers Group, Inc. , Class A .......... 45,116 3,606,573
Intercontinental Exchange, Inc. ............... 268,334 28,859,322
Invesco Ltd. ............................ 181,393 3,357,584
Janus Henderson Group PLC ................ 66,205 1,716,034
Jefferies Financial Group, Inc. ................ 97,645 3,835,496
KKR & Co., Inc.
(a)
......................... 277,914 15,510,380
Security Shares Value
a
Capital Markets (continued)
Lazard Ltd. , Class A ....................... 40,304 $ 1,615,384
LPL Financial Holdings, Inc. .................. 38,631 9,160,183
MarketAxess Holdings, Inc. .................. 18,062 6,571,859
Moody's Corp. ........................... 77,708 25,080,257
Morgan Stanley .......................... 599,581 58,357,219
Morningstar, Inc. ......................... 12,086 2,935,448
MSCI, Inc. , Class A ....................... 37,753 20,067,985
Nasdaq, Inc. ............................ 166,851 10,042,762
Northern Trust Corp. ....................... 99,760 9,673,727
Raymond James Financial, Inc. ............... 94,467 10,653,044
Robinhood Markets, Inc. , Class A
(a) (b)
............ 273,227 2,844,293
S&P Global, Inc. ......................... 158,333 59,365,375
SEI Investments Co. ....................... 50,071 3,125,933
State Street Corp. ........................ 178,271 16,281,490
Stifel Financial Corp. ...................... 50,198 3,383,847
T Rowe Price Group, Inc. ................... 106,908 12,451,575
Tradeweb Markets, Inc. , Class A ............... 52,418 3,907,238
Virtu Financial, Inc. , Class A .................. 46,069 889,592
624,735,018
a
Consumer Finance  —  1 .4%
Ally Financial, Inc. ........................ 145,698 4,733,728
Credit Acceptance Corp.
(a) (b)
.................. 3,284 1,519,310
Discover Financial Services .................. 132,588 15,476,997
OneMain Holdings, Inc. ..................... 55,832 2,408,593
SLM Corp. ............................. 121,648 2,137,355
SoFi Technologies, Inc.
(a) (b)
.................. 392,034 2,716,796
Upstart Holdings, Inc.
(a) (b)
.................... 34,584 646,029
29,638,808
a
Diversified Financial Services  —  13 .9%
Apollo Global Management, Inc. ............... 234,971 16,631,247
Berkshire Hathaway, Inc. , Class B
(b)
............ 862,072 268,552,670
Equitable Holdings, Inc. .................... 179,620 5,760,413
Voya Financial, Inc. ....................... 47,543 3,317,075
294,261,405
a
Insurance  —  21 .5%
Aflac, Inc. .............................. 299,633 22,023,025
Allstate Corp. (The) ....................... 128,445 16,501,329
American Financial Group, Inc. ............... 33,423 4,765,786
American International Group, Inc. ............. 361,313 22,842,208
Aon PLC , Class A ........................ 99,631 31,750,407
Arch Capital Group Ltd.
(b)
................... 171,871 11,059,899
Arthur J Gallagher & Co. .................... 100,906 19,749,322
Assurant, Inc. ........................... 26,389 3,498,918
Assured Guaranty Ltd. ..................... 28,033 1,754,866
Axis Capital Holdings Ltd. ................... 37,843 2,367,837
Brighthouse Financial, Inc.
(b)
................. 33,392 1,878,968
Brown & Brown, Inc. ....................... 114,863 6,726,377
Chubb Ltd. ............................. 202,112 45,978,459
Cincinnati Financial Corp. ................... 74,468 8,426,054
CNA Financial Corp. ....................... 13,382 582,920
Erie Indemnity Co. , Class A , NVS .............. 12,183 2,976,916
Everest Re Group Ltd. ..................... 18,891 6,605,994
F&G Annuities & Life, Inc. ................... 9,245 198,398
Fidelity National Financial, Inc. ................ 126,628 5,575,431
First American Financial Corp. ................ 49,314 3,051,057
Globe Life, Inc. .......................... 43,471 5,253,470
Hanover Insurance Group, Inc. (The) ........... 17,207 2,315,718
Hartford Financial Services Group, Inc. (The) ...... 153,976 11,950,077
Kemper Corp. ........................... 30,920 1,815,932
Lincoln National Corp. ..................... 82,477 2,922,160
Loews Corp. ............................ 95,378 5,863,839
Markel Corp.
(a) (b)
.......................... 6,488 9,141,462

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Financials ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Insurance (continued)
Marsh & McLennan Companies, Inc. ............ 240,885 $ 42,133,195
MetLife, Inc. ............................ 321,204 23,454,316
Old Republic International Corp. ............... 135,645 3,579,672
Primerica, Inc.
(a)
.......................... 17,823 2,882,870
Principal Financial Group, Inc. ................ 120,195 11,124,047
Progressive Corp. (The) .................... 283,916 38,711,947
Prudential Financial, Inc. .................... 178,948 18,778,803
Reinsurance Group of America, Inc. ............ 32,589 4,946,033
RenaissanceRe Holdings Ltd. ................ 20,946 4,098,923
Ryan Specialty Holdings, Inc. , Class A
(a) (b)
........ 40,041 1,706,547
Travelers Companies, Inc. (The) ............... 113,726 21,735,313
Unum Group ............................ 96,236 4,044,799
W R Berkley Corp. ........................ 99,915 7,008,038
White Mountains Insurance Group Ltd.
(a)
......... 1,225 1,871,751
Willis Towers Watson PLC ................... 52,204 13,269,735
456,922,818
a
IT Services  —  0 .4%
Broadridge Financial Solutions, Inc. ............ 56,728 8,529,622
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .6%
AGNC Investment Corp. .................... 277,273 3,216,367
Annaly Capital Management, Inc. .............. 227,850 5,347,640
Rithm Capital Corp. ....................... 210,641 1,982,132
Starwood Property Trust, Inc. ................. 141,942 2,965,168
13,511,307
a
Security Shares Value
a
Thrifts & Mortgage Finance  —  0 .3%
MGIC Investment Corp. .................... 146,989 $ 2,075,485
New York Community Bancorp, Inc. ............ 325,279 3,249,537
Rocket Companies, Inc. , Class A
(a)
............. 57,351 539,673
TFS Financial Corp. ....................... 24,752 352,716
UWM Holdings Corp. , Class A
(a)
............... 50,325 230,488
6,447,899
a
Total Long-Term Investments — 99.6%
(Cost: $ 2,114,738,489 ) ............................... 2,113,867,103
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.56%
(c) (d) (e)
...................... 13,412,907 13,420,955
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(c) (d)
............................ 6,530,581 6,530,581
a
Total Short-Term Securities — 1.0%
(Cost: $ 19,943,704 ) ................................. 19,951,536
Total Investments — 100.6%
(Cost: $ 2,134,682,193 ) ............................... 2,133,818,639
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (12,144,585)
Net Assets — 100.0% ................................. $ 2,121,674,054
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 4,990,720  $ 8,420,200
(a)
$ —  $ 3,653  $ 6,382  $ 13,420,955  13,412,907  $ 197,673
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 4,063,000  2,467,581
(a)
—  —  —  6,530,581  6,530,581  90,600  3
BlackRock, Inc. ... 48,395,209  11,601,751  (14,806,967) (987,701) 11,202,576  55,404,868  72,977  1,147,639  —
$ (984,048) $ 11,208,958
$ 75,356,404
$ 1,435,912  $ 3
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .......................................................... 52 03/17/23 $ 1,874 $ 125,645
E-Mini Financials Select Sector Index ........................................................ 52 03/17/23 5,879 318,453
$ 444,098
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,113,867,103  $ —  $ —  $ 2,113,867,103
Short-Term Securities
Money Market Funds ...................................... 19,951,536  —  —  19,951,536
$ 2,133,818,639  $ —  $ —  $ 2,133,818,639
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 444,098  $ —  $ —  $ 444,098
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares